Share capital (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of Preferred Shares Outstanding

As at December 31, 2016, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		December 31,	December 31,
Series	Authorized	Issued	2016	2015
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	—	—	333,044
D	20,000,000	4,981,029	124,526	124,526
E	15,000,000	5,370,600	134,265	134,265
F	20,000,000	5,600,000	140,000	—
G	15,000,000	7,800,000	195,000	—
H	15,000,000	9,000,000	225,000	—
R	1,000,000	—	—	—